MERRILL LYNCH
SENIOR FLOATING
RATE FUND, INC.





FUND LOGO





Quarterly Report

May 31, 1998


This report, including the financial information herein, is transmitted to the shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report. Past performance results shown in this report should not be considered a representation of future performance. The Fund has the ability to leverage its Common Stock to provide Common Stock shareholders with a potentially higher rate of return. Leverage creates risk for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of Common Stock shares, and the risk that fluctuations in short-term interest rates may reduce the Common Stock's yield. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Senior Floating
Rate Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper


Merrill Lynch Senior Floating Rate Fund, Inc.


DEAR SHAREHOLDER


The three-month period ended May 31, 1998 was a challenging one in which to invest the Fund's assets. During the majority of the period, investors continued to focus on the impact that the financial crisis in Asia would have on economic growth worldwide. In the United States, sentiment was influenced by a number of conflicting economic signals. At times, US investors appeared to expect that positive trends of a continued expanding economy, a tight labor market, productivity growth and corporate earnings growth would continue unimpeded by the developments in Asia. However, subsequent to May quarter-end, the exacerbation of political unrest in Indonesia, a worsening Japanese economy and growing concerns about a full-fledged recession in selected Asian countries created new volatility in US equity and fixed-income markets. The Asian currency crisis resulted in an investor flight to quality that kept the US Treasury market rallying even as US economic indicators reflected continued strong gross domestic product growth.

During this period of instability, the Federal Reserve Board did not take any further action and left the target Federal Funds rate unchanged. By the end of May, the three-month London Interbank Offered Rate (LIBOR) moved to 5.68% compared to 5.61% at the beginning of the three-month period. Although concern arose regarding a possible tightening of monetary policy in the face of continued strong economic indicators, the Federal Reserve Board indicated that monetary policy would remain unchanged as long as inflation remained benign and until the effects of the Asian crisis on the US economy became more evident.

Senior secured bank loans continue to be attractive from a risk return standpoint because short-term interest rates, such as LIBOR, remain higher than ten-year Treasury securities. As volatility increased in global capital markets subsequent to May quarter-end, the relative stability of the floating rate loan market continued to be attractive for institutional investors looking to diversify their risk. Because the returns on senior secured floating rate bank loans have historically had a low correlation to emerging markets, US equities and Treasury securities as measured against the respective indexes, the senior secured floating rate bank loan sector has continued to attract investors looking for a relatively safe harbor in the non-investment grade area of the fixed-income markets.

During the three-month period ended May 31, 1998, the Fund invested $532.5 million in new purchases, over $444.0 million of which were new primary transactions. Although new issuance remained strong during the May quarter, attractive high-yield bond spreads and low Treasury levels resulted in record high-yield bond issuances aggregating over $87.0 billion during the first five months of the year. The proceeds of many of these issues were used to prepay outstanding senior secured bank loans. In the six weeks subsequent to quarter-end that trend has changed, since the high-yield bond market cooled off coincident with the economic crisis in Asia and US investors became overwhelmed by the new-issue supply. As a result, leveraged issuers have been much more willing to choose bank loans and floating rate notes over Rule 144A-bond transactions.

The Fund's industry holdings were reflected in 210 investments across 45 different industries. The average loan size equaled $14.9 million, or 0.5% of net assets. We will continue to reduce average exposure to any one issuer, if feasible, and focus on achieving greater diversification across the portfolio. As can be seen by the number of investments in the portfolio, the Fund has become more varied by sector and by actual number of issuers. This has been partly by design in order to lessen our exposure to any one issuer. However, it is also the result of the proliferation of new investors into the market.



Merrill Lynch Senior Floating Rate Fund, Inc.

May 31, 1998



As of May 31, 1998, Merrill Lynch Senior Floating Rate Fund, Inc. had approximately $3.3 billion in net assets. With the strong liquidity in today's market, we can more closely manage the Fund's cash position to remain more fully invested given the transaction flow. The average number of days to reset interest rates on the Fund's investments was 44 days.

The Fund completed its latest quarterly tendered offer on April 17, 1998 with 13.3 million shares tendered and accepted for repurchase. The next tender began on June 23, 1998 and concludes on July 24, 1998. The Fund remains open for new shareholder purchases.


Fund Performance
The Fund's net asset value continued to remain relatively stable throughout the May quarter. During the three-month period ended May 31, 1998, the Fund earned $0.165 per share income dividends, representing a net annualized yield of 6.63% (compared to a yield of 6.81% for the same period in 1997), based on a month-end per share net asset value of $9.99. For the May quarter, the Fund's total investment return was +1.66%, based on an unchanged per share net asset value of $9.99, and assuming reinvestment of $0.167 per share income dividends. Since inception (November 3, 1989) through May 31, 1998, the Fund's total investment return was +80.42%, based on a change in per share net asset value from $10.00 to $9.99, and assuming reinvestment of $5.921 per share income dividends.


In Conclusion
We thank you for your investment in Merrill Lynch Senior Floating
Rate Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our upcoming semi-annual report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(R. Douglas Henderson)
R. Douglas Henderson
Senior Vice President and Portfolio Manager



July 17, 1998



Merrill Lynch Senior Floating Rate Fund, Inc.

May 31, 1998



THE BENEFITS AND RISKS OF LEVERAGING

Merrill Lynch Senior Floating Rate Fund, Inc. has the ability to utilize leverage through the borrowings or issuance of short-term debt securities or shares of Preferred Stock. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the return earned by the Fund on its longer-term portfolio investments. Since the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund's Common Stock shareholders are the beneficiaries of the incremental yield. Should the differential between the underlying interest rates narrow, the incremental yield "pick up" will be reduced. Furthermore, if long-term interest rates rise, the Common Stock's net asset value will reflect the full decline in the entire portfolio holdings resulting therefrom since the assets obtained from leverage do not fluctuate.

Leverage creates risks for holders of Common Stock including the likelihood of greater net asset value and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings (or in the dividend rates on any Preferred Stock, if the Fund were to issue the Preferred Stock) may reduce the Common Stock's yield and negatively impact its market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund's net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund's net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Stock shareholders will be reduced. In this case, the Fund may nevertheless decide to maintain its leveraged position in order to avoid capital losses on securities purchased with leverage. However, the Fund will not generally utilize leverage if it anticipates that its leveraged capital structure would result in a lower rate of return for its Common Stock than would be obtained if the Common Stock were unleveraged for any significant amount of time.




OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
R. Douglas Henderson, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Patrick D. Sweeney, Secretary

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863




Merrill Lynch Senior Floating Rate Fund, Inc.

May 31, 1998




PORTFOLIO INFORMATION


As of May 31, 1998

Quality Rating*                         Percent of
S&P/Moody's                            Market Value

BB/Ba                                      44.0%
B/B                                        26.4
CCC/Caa                                     0.5
NR (Not Rated)                             29.1

[FN]
*In cases where bonds are rated differently by Standard & Poor's
 Corp. and Moody's Investors Services, Inc., bonds are categorized according to the higher of the two ratings.


                                        Percent of
Five Largest Industries                 Net Assets

Telephone Communications                   11.2%
Health Services                             7.8
Paper                                       7.3
Amusement & Recreational Services           4.9
Automotive Equipment                        4.8



Ten Largest Senior Secured              Percent of
Floating Rate Loan Interests            Net Assets

Riverwood International Corp.               3.0%
Stone Container Corp.                       2.8
Starwood Hotels & Resorts Trust             2.3
Federal Mogul Corp.                         2.2
AMF Group, Inc.                             2.2
Marcus Cable Operating Co.                  1.9
Outsourcing Solutions, Inc.                 1.9
Nextel Communications, Inc.                 1.8
Chancellor Media Corp.                      1.8
Cellular, Inc.                              1.6




Merrill Lynch Senior Floating Rate Fund, Inc.

May 31, 1998



SCHEDULE OF INVESTMENTS
                    S&P   Moody's     Face                Senior Secured
Industries         Rating  Rating    Amount       Floating Rate Loan Interests*                     Cost             Value
Advertising--0.4%  NR++    Ba2    $12,266,667  Outdoor Systems, Inc., Term, due
                                               6/30/2004                                    $   12,242,897     $   12,259,000

Aerospace--0.2%    NR++    Ba3      4,990,809  K & F Industries, Term B, due 10/15/2005          4,990,809          5,028,240

Agriculture--0.5%  NR++    NR++     5,500,000  Purina Mills Inc., Term B, due 3/31/2007          5,493,240          5,520,625
                   NR++    NR++     9,990,000  Seminis, Term B, due 12/31/2003                   9,990,000          9,990,000
                                                                                            --------------     --------------
                                                                                                15,483,240         15,510,625

Air Transport                                  Continental Airlines, Inc.:
--0.3%             BB-     NR++     3,403,636     Term A, due 7/31/2002                          3,399,283          3,390,447
                   BB-     NR++     6,357,333     Term B, due 7/31/2003                          6,357,333          6,353,360
                                                                                            --------------     --------------
                                                                                                 9,756,616          9,743,807

Aircraft &         NR++    Ba2      4,372,847  Alliant Techsystems, Inc., Term, due
Parts--1.3%                                    3/15/2001                                         4,369,892          4,372,848
                   NR++    Ba3      7,361,751  Evergreen International Aviation, Inc.,
                                               Term B, due 5/31/2003                             7,330,075          7,361,751
                   NR++    NR++    22,578,125  Gulfstream Aerospace Corp., Term, due
                                               9/30/2002                                        22,543,520         22,521,680
                   NR++    NR++     2,631,629  Technetics, Term, due 6/20/2002                   2,617,191          2,623,405
                   NR++    NR++     6,250,000  Westernsky, Term, due 7/31/2003                   6,243,812          6,250,000
                                                                                            --------------     --------------
                                                                                                43,104,490         43,129,684

Amusement &                                    AMF Group, Inc.:
Recreational       NR++    B+      15,671,401     Axel A, due 3/31/2003                         15,813,374         15,758,555
Services--4.9%     NR++    B+      23,510,624     Axel B, due 3/31/2004                         23,560,317         23,621,812
                   NR++    B+       3,203,421     Term, 7.687% due 3/31/2002                     3,196,299          3,201,419
                   NR++    B+      23,502,269     Term A, due 3/31/2002                         23,459,937         23,591,139
                   NR++    B+       2,850,597     Term C1, due 3/31/2003                         2,893,356          2,862,177
                   NR++    B+       2,088,407     Term C2, due 3/31/2004                         2,119,733          2,096,891
                   B1      NR++     2,000,000  ASC East Inc., Term, due 5/31/2006                1,998,089          2,003,750
                   B1      NR++     5,000,000  ASC West Inc., Term, due 5/31/2006                4,995,223          5,009,375
                                               Amfac Resorts, Inc.:
                   NR++    NR++     2,500,000     Term B, due 9/30/2004                          2,496,422          2,501,563
                   NR++    NR++     2,500,000     Term C, due 9/30/2005                          2,496,392          2,504,688
                                               KSL Recreation Group, Inc.:
                   NR++    B2       7,659,091     Revolving Credit, due 4/30/2004                7,659,091          7,683,026
                   NR++    B2       7,672,500     Term A, due 4/30/2005                          7,695,665          7,696,477
                   NR++    B1       7,672,500     Term B, due 4/30/2006                          7,696,368          7,696,477
                   B+      NR++     5,000,000  Kerastotes, Term B, due 12/31/2004                4,992,892          5,012,500
                                               Metro Goldwyn Mayer Co.:
                   B1      Ba2      4,260,000     Revolving Credit, due 9/30/2003                4,260,000          4,185,450
                   B1      Ba2      4,000,000     Term A, due 12/31/2005                         3,981,107          3,930,000
                   B1      Ba2     10,000,000     Term B, due 12/31/2006                         9,976,168         10,025,000
                   B1      Ba2      4,527,163  Premier Parks Inc., Term C, due 3/31/2006         4,524,932          4,546,969
                                               Regal Cinema:
                   NR++    Ba2      3,294,118     Term B, due 5/27/2006                          3,290,826          3,298,235
                   NR++    Ba2      3,705,882     Term C, due 5/27/2007                          3,702,179          3,712,831
                   NR++    Ba3     13,472,837  Six Flags Entertainment Corp., Term B,
                                               due 11/03/2004                                   13,466,223         13,573,883
                   NR++    NR++     4,200,000  Video Update Inc., Term B, due 4/30/2003          4,159,489          4,158,000
                                                                                            --------------     --------------
                                                                                               158,434,082        158,670,217



Merrill Lynch Senior Floating Rate Fund, Inc.

May 31, 1998



SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's     Face                Senior Secured
Industries         Rating  Rating    Amount       Floating Rate Loan Interests*                     Cost             Value
Apparel--1.5%                                  Arenabrands:
                   NR++    NR++   $ 1,180,555     Revolving Credit, due 6/01/2002           $    1,180,555     $    1,184,982
                   NR++    NR++     3,973,189     Term A, due 6/01/2002                          3,978,155          3,988,088
                   NR++    NR++     7,233,630     Term B, due 6/01/2002                          7,242,672          7,260,756
                                               CS Brooks Canada:
                   NR++    NR++     4,570,547     Axel A, due 6/30/2002                          4,553,238          4,559,121
                   NR++    NR++    10,156,772     Axel B, due 6/30/2004                         10,121,544         10,131,380
                   NR++    NR++     9,750,000  Humphreys Inc., Term B, due 1/15/2003             9,750,000          9,750,000
                   NR++    NR++     4,800,000  Renfro Corp., Term B, due 11/15/2003              4,780,622          4,800,000
                                               Walls Industries:
                   NR++    NR++     1,244,681     Term B, due 2/28/2005                          1,244,681          1,244,681
                   NR++    NR++     1,707,447     Term C, due 2/28/2006                          1,707,447          1,707,447
                   BB-     Ba3      6,174,000  William Carter Co. (The), Term, due
                                               10/31/2003                                        6,148,570          6,162,424
                                                                                            --------------     --------------
                                                                                                50,707,484         50,788,879

Automotive                                     American Axel:
Equipment--4.8%    NR++    NR++     1,700,000     Revolving Credit, due 10/31/2005               1,700,000          1,692,875
                   NR++    NR++    21,000,000     Term B, due 3/31/2007                         21,033,380         21,065,625
                   NR++    NR++    10,000,000  Breed Technologies, Inc., Term B, due
                                               4/27/2006                                         9,975,199         10,056,250
                   NR++    Ba3      8,400,000  CSK Automotive, Term, due 10/31/2003              8,392,140          8,413,125
                   B+      B1      23,419,946  Collins & Aikman Corp., Term B, due
                                               12/31/2002                                       23,335,891         23,475,568
                                               Federal Mogul Corp.:
                   NR++    NR++       226,829     Term, due 6/30/1999                              226,309            227,113
                   NR++    NR++    23,125,000     Term, due 9/30/1999                           23,125,000         23,125,000
                   NR++    NR++     6,564,102     Term A, due 12/31/2003                         6,547,930          6,564,103
                   NR++    NR++    37,500,000     Term B, due 12/31/2005                        37,500,000         37,593,750
                   NR++    B1      16,501,500  Johnstown America Industrial, Inc.,
                                               Term B, due 3/31/2003                            16,440,206         16,449,933
                                               Safelite Glass Corp.:
                   BB-     B2       3,750,000     Term B, due 12/31/2004                         3,744,645          3,761,719
                   BB-     B2       3,750,000     Term C, due 12/31/2005                         3,744,599          3,761,719
                                                                                            --------------     --------------
                                                                                               155,765,299        156,186,780

Broadcast--                                    Chancellor Media Corp.:
Radio & TV--4.0%   BB-     Ba2         71,330     Revolving Credit, due 1/31/2003                   71,330             71,330
                   BB-     Ba2     51,891,428     Term, due 6/26/2004                           51,730,194         51,372,514
                   NR++    NR++    10,000,000  Channel Master, Term, due 10/10/2005              9,981,143         10,000,000
                   NR++    NR++     8,260,869  Latin Communications, Term, due 3/31/2004         8,215,420          8,178,261
                   NR++    NR++     4,625,000  Retlaw Broad, Term, due 3/31/2006                 4,613,521          4,620,375
                   NR++    Ba3      8,495,410  Sullivan Broadcasting Group, Inc.,
                                               Term B, due 12/31/2003                            8,471,234          8,466,207
                   NR++    NR++     9,000,000  Usani, Term B, due 12/31/2003                     8,987,051          9,000,000
                   NR++    Ba2     38,958,819  Viacom, Inc., Term, due 7/01/2002                38,912,169         38,654,452
                                                                                            --------------     --------------
                                                                                               130,982,062        130,363,139

Building &         NR++    NR++     2,509,281  Fenway Holdings, Inc., Term B, due
Construction--0.1%                             9/15/2002                                         2,496,330          2,468,505



Merrill Lynch Senior Floating Rate Fund, Inc.

May 31, 1998



SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's     Face                Senior Secured
Industries         Rating  Rating    Amount       Floating Rate Loan Interests*                     Cost             Value
Building                                       Behr Process:
Materials--2.3%    NR++    NR++   $ 4,158,000     Term B, due 3/31/2004                     $    4,152,994     $    4,158,000
                   NR++    NR++     2,772,000     Term C, due 3/31/2005                          2,768,596          2,775,465
                   NR++    NR++    16,966,000  Dal Tile International, Inc., Term B, due
                                               12/31/2003                                       16,890,802         16,541,850
                   NR++    NR++     5,000,000  Dayton Superior Corp., Term, due 9/29/2005        5,000,000          5,031,250
                                               Euramax Holdings:
                   NR++    Ba3      2,521,031     Term B, due 6/30/2004                          2,518,176          2,521,031
                   NR++    Ba3      3,702,967     Term C, due 6/30/2004                          3,698,773          3,702,967
                   NR++    B1       4,985,714  Falcon Building Products, Inc., Term, due
                                               6/30/2005                                         4,967,473          4,998,179
                   NR++    Ba3     29,799,665  National Gypsum Co., Term B, due 9/20/2003       29,753,056         29,846,227
                                               Panolam Industries:
                   NR++    NR++       478,688     Term A, due 1/31/2003                            478,688            478,688
                   NR++    NR++     2,838,238     Term B, due 11/01/2005                         2,838,238          2,838,238
                   NR++    NR++     1,621,850     Term C, due 11/01/2006                         1,621,850          1,621,850
                                                                                            --------------     --------------
                                                                                                74,688,646         74,513,745

Cable TV           NR++    NR++    24,375,000  Chelsea Communications, Term B, due
Services--4.2%                                 9/30/2004                                        24,286,022         24,390,234
                   NR++    B1      12,080,597  Classic Cable, Inc., Term B, due
                                               6/30/2005                                        11,968,758         11,838,985
                   NR++    Ba3      4,000,000  FrontierVision Operating Partners L.P.,
                                               Term B, due 3/31/2006                             3,994,233          4,012,500
                                               Intermedia Communications, Inc.:
                   B+      Ba3     10,000,000     Term, due 1/01/2005                            9,979,261         10,006,250
                   B+      Ba3      7,500,000     Term B, due 12/31/2007                         7,492,544          7,514,063
                                               Marcus Cable Operating Co.:
                   B+      Ba3     27,312,500     Term A, due 12/31/2002                        27,229,322         27,278,359
                   B+      Ba3     12,558,750     Term B1, due 4/30/2004                        12,378,712         12,562,675
                   B+      Ba3     22,655,000     Term B2, due 4/30/2004                        22,594,224         22,683,319
                   B+      Ba3      7,500,000  Optel, Inc., Term, due 5/31/2004                  7,464,276          7,481,250
                   B+      NR++    10,000,000  Triax Midwest, Term B, due 6/30/2005              9,946,457          9,990,625
                                                                                            --------------     --------------
                                                                                               137,333,809        137,758,260

Casino--0.4%                                   Alliance Gaming Corp.:
                   NR++    B1      10,654,018     Term B, due 1/31/2005                         10,654,018         10,693,970
                   NR++    B1       4,253,571     Term C, due 7/31/2005                          4,253,571          4,269,522
                                                                                            --------------     --------------
                                                                                                14,907,589         14,963,492

Chemicals--4.8%    NR++    NR++    11,311,416  Cedar Chemical, Term B, due 10/31/2003           11,243,397         11,283,136
                   NR++    NR++    10,000,000  Epsillon, Term B, due 12/31/2005                 10,000,000         10,000,000
                   NR++    Ba2     11,982,000  Exide Corporation, Term B, due 3/19/2005         11,982,000         12,041,910
                   NR++    NR++     3,666,667  Foamex International PLC, Revolving
                                               Credit, due 6/30/2003                             3,666,667          3,671,250
                   NR++    NR++    10,000,000  HSC Holdings, Term B, due 3/31/2006               9,985,015          9,985,000
                                               Huntsman Corp.:
                   NR++    Ba2     20,738,584     Term A, due 12/31/2002                        20,722,272         20,770,988
                   NR++    Ba2      4,950,000     Term A, due 9/03/2003                          4,950,000          4,957,734
                   NR++    Ba2      4,950,000     Term B, due 3/15/2004                          4,946,053          4,974,750
                   NR++    Ba2     15,000,000     Term B, due 6/30/2004                         15,000,000         15,037,500
                   NR++    Ba2      4,950,000     Term C, due 3/15/2005                          4,946,048          4,974,750
                   NR++    Ba2     14,850,000     Term C, due 12/31/2005                        14,804,523         15,035,625



Merrill Lynch Senior Floating Rate Fund, Inc.

May 31, 1998



SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's     Face                Senior Secured
Industries         Rating  Rating    Amount       Floating Rate Loan Interests*                     Cost             Value
Chemicals          NR++    B1     $ 7,940,000  Pioneer Americas Acquisition Corp.,
(concluded)                                    Term, due 12/05/2006                         $    8,008,234     $    7,944,963
                   BB-     Ba3      5,000,000  Polymer Group, Inc., Term B, due
                                               7/28/1998                                         4,997,957          5,018,750
                   NR++    Ba3     24,021,687  Sterling Chemicals, Inc., Term B, due
                                               9/30/2004                                        23,920,443         23,916,593
                   NR++    Ba3      6,412,146  Texas Petrochemicals Corp., Term B, due
                                               6/30/2004                                         6,392,143          6,396,115
                                                                                            --------------     --------------
                                                                                               155,564,752        156,009,064

Computer-Related   NR++    B2       6,513,977  Anacomp, Inc., Term, due 3/31/2001                6,489,797          6,530,262
Services &         NR++    B1      10,945,000  DecisionOne Corp., Term B, due 8/07/2005         10,929,222         10,726,100
Products--1.0%     NR++    Ba3     17,259,167  Fairchild Semiconductors Corp., Term C,
                                               due 3/11/2003                                    17,259,167         17,302,315
                                                                                            --------------     --------------
                                                                                                34,678,186         34,558,677

Consumer           NR++    B1       8,433,409  Amscan Holdings, Inc., Axel, due 12/19/2004       8,433,409          8,496,659
Products--2.1%     B+      Ba3      4,933,333  Boyds Collection Ltd., Term, due 4/21/2005        4,921,083          4,942,583
                                               Hedstrom Corp.:
                   NR++    B1       3,455,173     Revolving Credit, due 6/30/2003                3,455,172          3,424,940
                   NR++    B1       4,896,552     Term A, due 6/30/2003                          4,874,376          4,878,190
                   B+      Ba2      3,990,000  Pillowtex, Term B, due 12/31/2004                 3,986,204          4,002,469
                   BB-     Ba2     14,887,575  Playtex Family Products, Inc., Term B,
                                               due 9/15/2003                                    14,821,655         14,962,013
                                               RTI Funding Corp. (Ritvik Toys):
                   NR++    NR++     7,214,061     Term B, due 2/07/2003                          7,160,754          6,961,568
                   NR++    NR++     7,214,061     Term C, due 2/07/2004                          7,157,316          6,961,568
                   BB-     Ba3     15,000,000  Revlon Consumer Products Corp., Term,
                                               due 5/30/2002                                    14,989,244         14,934,375
                                                                                            --------------     --------------
                                                                                                69,799,213         69,564,365

Defense--0.3%                                  United Defense Industries, Inc.:
                   NR++    B1       1,800,920     Term A, due 10/06/2003                         1,815,895          1,798,668
                   NR++    B1       4,508,509     Term B, due 10/06/2005                         4,508,509          4,514,144
                   NR++    B1       4,379,089     Term C, due 10/06/2006                         4,379,089          4,384,563
                                                                                            --------------     --------------
                                                                                                10,703,493         10,697,375

Diversified        NR++    NR++     4,985,000  Sarah Michael, Term B, due 6/30/2004              4,985,000          4,985,000
Manufacturing--                                Thermadyne Industries, Inc.:
0.4%               NR++    NR++     3,500,000     Term B, due 7/16/2004                          3,496,504          3,496,500
                   NR++    NR++     3,500,000     Term C, due 7/16/2005                          3,496,503          3,496,500
                                                                                            --------------     --------------
                                                                                                11,978,007         11,978,000

Drilling--0.1%     BB+     Ba3      3,775,820  Rigco North America, Term, due 9/30/1998          3,772,346          3,785,260

Drug/Proprietary   NR++    NR++     4,987,500  Duane Reade Co., Term B, due 2/15/2005            4,972,364          5,024,906
Stores--0.2%

Electronics/       NR++    Ba3     13,458,750  Amphenol Corp., Term B, due 5/19/2005            13,672,569         13,538,662
Electrical                                     Circo Craft Co. (Viasystems):
Components--       NR++    B1       2,972,727     Term B, due 6/30/2004                          2,963,237          2,991,307
2.5%               NR++    B1       1,800,000     Term C, due 6/30/2005                          1,794,077          1,811,250
                   NR++    NR++     5,500,000  Communications & Power Industries, Inc.,
                                               Term B, due 8/11/2002                             5,462,972          5,513,750
                                               Dictaphone Corp.:
                   B-      B1         579,590     Revolving Credit, due 3/31/2001                  579,590            567,999
                   B-      B1       7,750,000     Term C, due 6/30/2003                          7,678,149          7,720,938
                                               Dynatech Corporation:
                   NR++    NR++     1,666,667     Term B, due 3/31/2005                          1,664,208          1,665,000
                   NR++    NR++     1,666,667     Term C, due 3/31/2006                          1,664,206          1,665,000
                   NR++    NR++     1,666,667     Term D, due 3/31/2007                          1,664,205          1,665,000




Merrill Lynch Senior Floating Rate Fund, Inc.

May 31, 1998



SCHEDULE OF INVESTMENTS
                    S&P   Moody's     Face                Senior Secured
Industries         Rating  Rating    Amount       Floating Rate Loan Interests*                     Cost             Value
Electronics/       BB-     Ba3    $19,906,542  International Wire Group, Inc.,
Electrical                                     Term B, due 9/30/2003                        $   19,889,069     $   19,956,308
Components                                     L-3 Communications Corp.:
(concluded)        NR++    Ba3        951,500     Term A, due 3/31/2003                            949,891            953,879
                   NR++    Ba3        550,000     Term B, due 3/31/2005                            549,018            551,375
                   NR++    Ba3        544,500     Term C, due 3/31/2006                            543,509            545,861
                   NR++    NR++     4,500,000  Mitel Corporation, Axel B, due 2/26/2003          4,491,283          4,495,500
                   NR++    Ba3      6,872,838  Neopost, Term A, due 6/24/2006                    6,856,592          6,877,134
                   NR++    Ba3      6,986,539  Telex Communications, Inc., Term B,
                                               due 11/30/2004                                    6,970,811          6,894,840
                   B+      B1       6,000,000  Viasystems, Inc., Term, due 3/31/2004             5,994,173          6,015,000
                                                                                            --------------     --------------
                                                                                                83,387,559         83,428,803

Energy--0.2%       NR++    Ba2      5,000,000  Clark Refining, Term, due 11/15/2004              5,000,000          5,037,500

Financial                                      Outsourcing Solutions, Inc.:
Services--1.9%     NR++    B1      17,500,000     Revolving Credit, due 10/15/2001              17,500,000         17,538,281
                   NR++    B1      24,101,815     Term B, due 10/15/2001                        24,037,624         24,154,538
                   NR++    B1      19,958,333     Term C, due 10/15/2001                        19,958,333         20,001,992
                                                                                            --------------     --------------
                                                                                                61,495,957         61,694,811

Food & Kindred                                 Del Monte Corp.:
Products--3.5%     NR++    B2       3,272,727     Term A, due 3/31/2003                          3,272,727          3,273,750
                   NR++    B2       7,635,032     Term B, due 3/31/2005                          7,630,450          7,637,419
                   NR++    NR++     5,000,000  Dr. Pepper, Term B, due 12/31/2005                4,992,798          5,009,375
                                               Imperial Holdings Ltd.:
                   BB-     Ba3      6,656,367     Term A, due 12/31/2003                         6,650,083          6,631,406
                   BB-     Ba3      5,280,794     Term B, due 12/31/2005                         5,275,711          5,274,193
                                               International Homefoods, Inc.:
                   BB-     Ba3      1,266,129     Revolving Credit, due 11/21/2001               1,266,129          1,260,590
                   BB-     Ba3      3,278,226     Term A, due 11/21/2001                         3,276,049          3,280,275
                   BB-     Ba3     21,970,667     Term B, due 10/31/2005                        22,000,832         21,984,398
                                               Mistic Beverage, Inc.:
                   BB-     Ba3      2,458,066     Term B, due 6/01/2004                          2,446,863          2,467,284
                   BB-     Ba3      2,458,066     Term C, due 6/01/2005                          2,446,670          2,467,284
                                               Snapple Beverage Corp.:
                   BB-     Ba3      7,374,199     Term B, due 6/01/2004                          7,340,589          7,411,070
                   BB-     Ba3      7,374,199     Term C, due 6/01/2005                          7,340,011          7,411,070
                   NR      Ba3      5,883,360  Southern Foods Group, Term B, due 2/28/2006       5,876,453          5,920,131
                   NR      Ba3      9,520,548  Specialty Foods, Inc., Term, due 1/31/2000        9,434,831          9,472,945
                                               Van De Kamps, Inc.:
                   NR++    Ba3      6,088,299     Term B, due 4/30/2003                          6,064,650          6,118,740
                   NR++    Ba3      3,824,924     Term C, due 9/30/2003                          3,809,713          3,844,049
                                               Volume Services:
                   NR++    B2       6,602,467     Term B, due 12/31/2002                         6,554,250          6,602,467
                   NR++    B2       3,301,083     Term C, due 12/31/2003                         3,275,507          3,301,083
                   NR++    NR++     4,750,000  Windsor Quality Food, Term B, due
                                               12/31/2002                                        4,732,051          4,678,750
                                                                                            --------------     --------------
                                                                                               113,686,367        114,046,279

Funeral Homes &    NR++    Ba1     21,671,764  Loewen Group Capital, Term, due 7/15/2000        21,671,764         21,644,674
Parlors--1.3%      BB-     NR++    14,750,000  Prime Succession International Group,
                                               Term, due 8/01/2003                              14,705,737         14,952,813
                   BB      NR++     6,813,647  Rose Hills Acquisition Corp., Axel A,
                                               due 12/01/2003                                    6,799,481          6,890,300
                                                                                            --------------     --------------
                                                                                                43,176,982         43,487,787


Merrill Lynch Senior Floating Rate Fund, Inc.

May 31, 1998



SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's     Face                Senior Secured
Industries         Rating  Rating    Amount       Floating Rate Loan Interests*                     Cost             Value
Furniture &        NR++    NR++   $10,000,000  Furniture Brands, Term, due 6/27/2007        $   10,000,000     $   10,018,750
Fixtures--0.3%

General            BB-     Ba3      5,000,000  Sneaker Stadium, Term 2, due 12/31/2002           5,000,000          5,000,000
Merchandise
Stores--0.2%

Grocery--0.8%      NR++    NR++    10,400,000  Big V Supermarkets, Inc., Term B, due
                                               3/15/2000                                        10,346,251         10,348,000
                   NR++    B1      10,000,000  Carr Gottstein Foods Co., Term B, due
                                               12/31/2002                                        9,997,111         10,012,500
                                               Star Markets Co., Inc.:
                   B       Ba3      3,455,179     Term B, due 12/31/2001                         3,445,100          3,446,541
                   B       Ba3      2,588,164     Term C, due 12/31/2002                         2,579,637          2,578,458
                                                                                            --------------     --------------
                                                                                                26,368,099         26,385,499

Health Services--                              Community Health Systems, Inc.:
7.8%               NR++    NR++    16,089,041     Term B, due 12/31/2003                        16,024,069         16,139,319
                   NR++    NR++    16,089,041     Term C, due 12/31/2004                        16,021,347         16,139,319
                   NR++    NR++    12,082,192     Term D, due 12/31/2005                        12,029,817         12,135,051
                   NR++    NR++     6,385,719  Conmed Corp., Term B, due 12/30/2004              6,385,719          6,401,684
                   BB+     Ba3      4,875,487  Corning/Quest, Term A, due 4/03/2003              4,865,262          4,848,063
                                               Dade International, Inc.:
                   NR++    B1       2,971,360     Term B, due 12/31/2002                         2,957,385          2,975,074
                   NR++    B1       2,971,360     Term C, due 12/31/2003                         2,956,754          2,975,074
                   NR++    B1       3,135,688     Term D, due 12/31/2004                         3,119,544          3,143,528
                   NR++    NR++     7,500,000  Endo Pharmaceuticals, Term B, due
                                               6/30/2004                                         7,486,276          7,532,813
                   NR++    NR++     9,975,000  Extendicare Health, Inc., Term B, due
                                               12/31/2004                                        9,965,508          9,993,703
                                               Genesis Health Ventures, Inc.:
                   NR++    Ba3      6,301,667     Term B, due 9/30/2004                          6,289,900          6,323,329
                   NR++    Ba3      6,291,111     Term C, due 6/01/2005                          6,279,316          6,312,737
                                               Imed Corp. (Alaris):
                   B+      Ba3      3,908,800     Term A, due 8/01/2002                          3,924,004          3,918,572
                   B+      Ba3      3,174,485     Term B, due 11/01/2003                         3,171,265          3,184,405
                   B+      Ba3      3,174,485     Term C, due 11/01/2004                         3,171,099          3,184,405
                   B+      Ba3      2,987,750     Term D, due 5/01/2005                          2,984,447          2,997,087
                   NR++    NR++     7,933,333  Insight, Term B, due 9/30/2004                    7,918,260          7,968,042
                                               Integrated Health Services, Inc.:
                   NR++    Ba3     22,500,000     Term, due 9/15/2003                           22,584,935         22,500,000
                   NR++    Ba3     10,000,000     Term C, due 9/15/2005                         10,000,000         10,025,000
                                               Kinetic Concepts, Inc.:
                   BB      Ba2      5,985,000     Term B, due 12/31/2004                         5,985,000          6,022,406
                   BB      Ba2      5,985,000     Term C, due 12/31/2005                         5,985,000          6,022,406
                                               Magellen Health Services:
                   NR++    Ba3      7,500,000     Term B, due 2/12/2005                          7,489,109          7,523,438
                   NR++    Ba3      7,500,000     Term C, due 2/12/2006                          7,489,048          7,523,437
                                               Medical Specialties:
                   NR++    NR++    12,886,364     Axel A, due 6/30/2004                         12,819,073         12,821,932
                   NR++    NR++     4,540,909     Term, due 6/30/2001                            4,521,516          4,518,205
                   BB      Ba1     18,750,000  National Medical Care, Inc., Term, due
                                               9/30/2003                                        18,674,562         18,703,125


Merrill Lynch Senior Floating Rate Fund, Inc.

May 31, 1998



SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's     Face                Senior Secured
Industries         Rating  Rating    Amount       Floating Rate Loan Interests*                     Cost             Value
Health Services                                Paragon Health Network, Inc.:
(concluded)        NR++    Ba3    $ 7,500,000     Term B, due 3/31/2005                     $    7,492,932     $    7,518,750
                   NR++    Ba3      7,500,000     Term C, due 3/31/2006                          7,492,860          7,518,750
                   NR++    NR++    22,500,000  Total Renal, Term, due 3/31/2008                 22,472,036         22,507,031
                   NR++    NR++     4,925,000  Wilson Great Batch, Term B, due 7/10/2004         4,913,669          4,912,688
                                                                                            --------------     --------------
                                                                                               253,469,712        254,289,373
Healthcare--0.7%   NR++    Ba3      4,981,250  FPA Medical Management, Inc., Term,
                                               due 9/30/2001                                     4,975,110          4,483,125
                                               Multicare Companies, Inc.:
                   NR++    B1       4,726,250     Term B, due 9/30/2004                          4,717,304          4,739,543
                   NR++    B1       1,572,778     Term C, due 6/01/2005                          1,569,820          1,577,201
                                               Sun Healthcare Group, Inc.:
                   NR++    Ba3      5,592,526     Term B, due 11/12/2004                         5,584,709          5,610,003
                   NR++    Ba3      5,592,526     Term C, due 11/12/2005                         5,584,611          5,610,003
                                                                                            --------------     --------------
                                                                                                22,431,554         22,019,875

Hotels &           NR++    Ba1      6,234,375  Capstar Hotel Company, Term B, due
Motels--2.5%                                   6/30/2004                                         6,234,375          6,242,168
                   NR++    NR++    75,000,000  Starwood Hotels & Resorts Trust, Term,
                                               due 2/23/2003                                    74,927,298         75,046,875
                                                                                            --------------     --------------
                                                                                                81,161,673         81,289,043

Industrial         NR++    NR++    18,772,688  Elis/Omni, Axel, due 10/30/2005                  18,936,084         18,959,100
Services--
0.6%

Leasing &                                      Perf-O-Log:
Rental             NR++    NR++       204,034     Term, due 8/11/2003                              203,720            203,524
Services--0.2%     NR++    NR++     5,521,136     Term B, due 8/11/2003                          5,508,719          5,507,333
                   NR++    NR++     1,250,000     Term C, due 8/11/2003                          1,248,073          1,251,562
                                                                                            --------------     --------------
                                                                                                 6,960,512          6,962,419

Manufacturing--    B3      B+       4,750,000  Alliance Laundry, Term, due 6/30/2005             4,745,284          4,776,719
2.0%                                           Goodman Manufacturing:
                   NR++    NR++     2,389,087     Term B, due 9/30/2004                          2,409,991          2,395,060
                   NR++    NR++     2,389,087     Term C, due 9/30/2005                          2,409,991          2,395,060
                   BB-     Ba2      7,500,000  Groveworld, Term B, due 4/28/2006                 7,492,558          7,523,437
                   NR++    NR++     8,986,141  Polyfibron Technologies, Term B, due
                                               12/28/2003                                        8,986,141          8,986,141
                   NR++    NR++     5,000,000  Russell Stanley, Term B, due 6/30/2005            4,982,555          5,012,500
                                               Sealy Mattress:
                   B+      Ba3      3,026,667     Axel B, due 12/15/2004                         3,023,066          3,060,717
                   B+      Ba3      2,179,394     Axel C, due 12/15/2005                         2,176,779          2,203,912
                   B+      Ba3      2,784,849     Axel D, due 12/15/2006                         2,781,484          2,816,178
                   B+      Ba3     10,000,000     Term A, due 12/15/2003                        10,062,500         10,018,750
                                               Trans Technology Corp.:
                   NR++    NR++       914,703     Term A, due 3/31/2002                            914,702            914,702
                   NR++    NR++    14,400,000     Term B, due 6/30/2002                         14,297,481         14,418,000
                                                                                            --------------     --------------
                                                                                                64,282,532         64,521,176



Merrill Lynch Senior Floating Rate Fund, Inc.

May 31, 1998



SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's     Face                Senior Secured
Industries         Rating  Rating    Amount       Floating Rate Loan Interests*                     Cost             Value
Measuring,         NR++    NR++   $ 9,330,624  CHF/Ebel USA, Inc., Term B, due
Analyzing &                                    9/30/2001                                    $    9,330,624     $    9,330,624
Controlling        NR++    B1      10,760,290  Graphic Controls Corp., Term B, due
Instruments--0.8%                              9/28/2003                                        10,718,668         10,787,191
                   NR++    Ba3      4,962,500  Packard Bioscience Co., Term, due
                                               3/31/2003                                         4,946,807          4,968,703
                                                                                            --------------     --------------
                                                                                                24,996,099         25,086,518

Metals &           B+      NR++     5,020,714  Adience, Inc., Term B, due 4/15/2005              5,003,549          5,030,128
Mining--1.5%       NR++    Caa      4,681,840  Alliance Coal, Term B, due 3/31/2002              4,663,574          4,683,303
                                               Centennial Resources:
                   NR++    NR++     1,961,538     Term A, due 3/31/2002                          1,945,914          1,892,884
                   NR++    NR++     5,105,769     Term B, due 3/31/2003                          5,061,706          4,927,068
                   NR++    Ba3     15,000,000  Koppers Industries, Term B, due 11/30/2004       14,981,776         15,000,000
                   NR++    Ba3      8,500,000  Neenah Foundry, Term B, due 9/30/2005             8,491,631          8,489,375
                   NR++    Ba2     10,162,952  UCAR International, Inc., Term B, due
                                               12/31/2002                                       10,154,564         10,010,508
                                                                                            --------------     --------------
                                                                                                50,302,714         50,033,266

Metals & Steel--   B+      Ba3      9,985,714  Acme Metals, Inc., Term, due 12/01/2005           9,985,714          9,985,714
0.6%                                           Chatham Technologies:
                   NR++    NR++     3,696,667     Term A, due 8/15/2003                          3,696,667          3,696,667
                   NR++    NR++     5,990,769     Term B, due 8/15/2005                          5,979,538          5,992,267
                                                                                            --------------     --------------
                                                                                                19,661,919         19,674,648

Packaging--1.1%                                Calmar, Inc.:
                   NR++    B1      10,307,148     Axel A, due 9/15/2003                         10,268,667         10,358,683
                   NR++    B1       7,730,358     Axel B, due 3/15/2004                          7,700,670          7,797,998
                   NR++    BB       3,750,000  Huntsman Packaging Corp., Term B, due
                                               6/30/2006                                         3,746,261          3,750,000
                   NR++    B1      14,925,000  Ivex Packaging Corp., Term B, due
                                               10/02/2004                                       14,907,666         14,971,641
                                                                                            --------------     --------------
                                                                                                36,623,264         36,878,322

Paper--7.3%        NR++    NR++     4,987,500  Bear Island Paper Co., Term, due
                                               12/31/2005                                        4,977,958          5,012,437
                   BB      Ba3      4,727,273  Crown Paper Co., Term B, due 8/22/2003            4,683,833          4,753,864
                   BB      Ba3     35,000,000  Jefferson Smurfit Company/Container Corp.
                                               of America, Term B, due 3/24/2006                35,000,000         35,065,625
                                               Riverwood International Corp.:
                   B+      B1       5,620,011     Term A, due 2/28/2003                          5,452,700          5,618,255
                   B+      B1      66,796,593     Term B, due 2/28/2004                         66,052,053         67,130,576
                   B+      B1      25,731,573     Term C, due 8/31/2004                         25,437,652         25,860,231
                                               Stone Container Corp.:
                   NR++    Ba3      5,166,341     Revolving Credit, due 5/15/1999                5,166,341          5,127,593
                   NR++    Ba3     28,030,332     Term B, due 4/01/2000                         28,059,691         28,074,130
                   NR++    Ba3     19,913,262     Term C, due 4/01/2000                         19,893,990         19,944,376
                   NR++    Ba3     29,153,298     Term E, due 10/01/2003                        29,382,401         29,226,181
                                               Stronghaven:
                   NR++    NR++     9,352,586     Term B, due 5/15/2004                          9,312,978          9,375,968
                   NR++    NR++     1,705,714     Term C, due 5/15/2004                          1,705,714          1,709,979
                                                                                            --------------     --------------
                                                                                               235,125,311        236,899,215

Petroleum          BB-     Ba3      3,256,491  Petro Stopping Centers, Term B, due
Refineries--0.1%                               12/31/2003                                        3,249,537          3,264,632



Merrill Lynch Senior Floating Rate Fund, Inc.

May 31, 1998



SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's     Face                Senior Secured
Industries         Rating  Rating    Amount       Floating Rate Loan Interests*                     Cost             Value
Printing &         NR++    B3    $  5,571,429  21st Century, Term A, due 9/15/2003          $    5,599,286    $     5,564,464
Publishing--2.5%   NR++    B1      15,000,000  Advanstar Communications, Term B, due
                                               4/30/2005                                        14,985,133         15,011,250
                   BB-     Ba2     20,924,512  American Media, Term B, due 9/30/2002            20,865,044         20,898,356
                                               Garden State Newspapers, Inc.:
                   NR++    Ba1        842,105     Revolving Credit `A', due 6/30/2003              842,105            838,421
                   NR++    Ba1        631,579     Revolving Credit `C', due 3/31/2004              631,579            628,816
                   NR++    Ba1        789,473     Term A, due 3/31/2004                            786,797            788,240
                   NR++    NR++     7,986,368  Journal News Co., Term, due 12/31/2001            7,973,383          7,941,245
                                               K-III Communications Corp.:
                   NR++    Ba3        480,000     Revolving Credit, due 12/31/2000                 480,000            477,200
                   NR++    Ba3      5,280,000     Revolving Credit `A', due 12/31/2000           5,280,000          5,247,000
                   NR++    Ba3      3,680,000     Revolving Credit `C', due 12/31/2000           3,680,000          3,659,300
                   NR++    Ba3      4,000,000     Term, due 6/30/2004                            4,000,000          3,982,500
                   NR++    Ba3      9,975,000  Morris Communications, Term B, due
                                               6/30/2005                                         9,957,377          9,975,000
                                               Von Hoffmann Press, Inc.:
                   NR++    B1       3,344,643     Term B, due 5/22/2005                          3,337,057          3,369,728
                   NR++    B1       3,344,643     Term C, due 5/22/2006                          3,336,940          3,369,728
                                                                                            --------------     --------------
                                                                                                81,754,701         81,751,248

Rendering--0.1%    NR++    NR++     4,870,122  CBP Resources, Inc., Term B, due
                                               9/30/2003                                         4,842,026          4,857,947

Restaurants--      NR++    Ba3      9,180,000  AFC Enterprises, Term, due 6/30/2002              9,164,325          9,155,669
0.4%               NR++    Ba3      4,768,118  Shoney's, Inc., Term B, due 4/30/2002             4,741,029          4,696,596
                                                                                            --------------     --------------
                                                                                                13,905,354         13,852,265

Retail--0.1%       NR++    NR++     2,471,154  Murray's Discount Auto Stores, Term,
                                               due 6/30/2003                                     2,471,154          2,471,154

Retail             NR++    NR++     5,750,000  Advance Store, Term B, due 4/15/2006              5,741,471          5,760,781
Specialty--0.3%    NR++    Ba2      3,975,000  Travel Centers, Term B, due 3/27/2005             3,961,691          3,997,359
                                                                                            --------------     --------------
                                                                                                 9,703,162          9,758,140

Telephone          NR++    B1       7,920,000  Arch Communications Group, Inc., Term B,
Communications--                               due 12/31/2003                                    7,894,582          7,583,400
11.2%                                          Cellular, Inc.:
                   NR++    B1      13,985,692     Term B, due 9/30/2006                         13,975,676         14,029,397
                   NR++    B1       8,130,081     Term C, due 3/31/2007                          8,110,204          8,160,569
                   NR++    B1      22,764,227     Term D, due 9/30/2007                         22,708,448         22,849,593
                   NR++    NR++    25,000,000  Cox Communications, Inc., Term B, due
                                               12/31/2006                                       24,938,757         25,000,000
                   NR++    Ba2     18,680,000  Flag Ltd., Term, due 1/30/2005                   18,590,054         18,703,350
                   B2      B2       5,219,949  Iridium LLC, Term B, due 12/31/1998               5,195,738          5,213,424
                                               MobileMedia Corp.:
                   NR++    Caa      8,367,347     Term A, due 6/30/2002                          8,343,714          7,342,347
                   NR++    Caa      1,759,829     Term B, due 6/30/2003                          1,754,572          1,544,250
                   NR++    Caa        606,838     Term B2, due 6/30/2003                           606,838            532,500
                   NR++    B1      40,000,000  Nextel Communications, Inc., Term B,
                                               due 9/30/2006                                    39,950,866         40,250,000



Merrill Lynch Senior Floating Rate Fund, Inc.

May 31, 1998



SCHEDULE OF INVESTMENTS (continued)
                    S&P   Moody's     Face                Senior Secured
Industries         Rating  Rating    Amount       Floating Rate Loan Interests*                     Cost             Value
Telephone                                      Omnipoint Communications Corp.:
Communications     BB-     Ba2   $  6,807,203     Term A, due 2/17/2006                     $    6,800,553     $    6,820,818
(concluded)        BB-     Ba2      1,942,797     Term B, due 2/17/2006                          1,940,899          1,937,940
                   BB-     Ba2     43,750,000     Term C, due 2/17/2006                         43,750,000         43,941,406
                                               Pacific Coin Acquisition:
                   NR++    NR++     4,432,727     Term, due 12/31/2003                           4,414,237          4,432,727
                   NR++    NR++     2,250,000     Term A, due 12/31/2002                         2,241,711          2,250,000
                   NR++    NR++     2,750,000     Term B, due 12/31/2004                         2,739,803          2,750,000
                   NR++    Ba3     12,872,333  Paging Network, Inc., Revolving Credit,
                                               due 12/31/2004                                   12,872,333         12,626,954
                   NR++    NR++    15,000,000  PowerTel, Inc., Term, due 3/04/2001              15,000,000         14,990,625
                                               Price Communications Corp.:
                   NR++    Ba3      3,400,000     Revolving Credit, due 9/30/2005                3,400,000          3,383,000
                   NR++    Ba3      3,333,333     Term A, due 9/30/2005                          3,313,748          3,316,667
                   NR++    Ba3      4,975,000     Term B, due 9/30/2006                          4,965,552          5,012,312
                   NR++    NR++    15,000,000  Sprint Spectrum L.P./Lucent Technologies,
                                               Term, due 5/29/2004                              14,832,868         15,009,375
                                               Sprint Spectrum L.P./Northern Telecom:
                   NR++    B1      10,000,000     Term, due 5/29/2004                           10,100,000         10,006,250
                   NR++    B1      27,500,000     Term A, due 3/31/2006                         27,528,125         27,525,782
                   NR++    B1      20,662,500     Term 1, due 1/02/2006                         20,484,024         20,739,984
                   NR++    B1      14,887,500     Term 2, due 1/02/2006                         14,786,239         14,943,328
                   NR++    NR++     5,000,000  Triton PCS, Term B, due 4/30/2007                 5,000,000          4,981,250
                   B+      B2      20,000,000  Western Wireless Corp., Term B, due
                                               3/31/2006                                        20,000,000         20,050,000
                                                                                            --------------     --------------
                                                                                               366,239,541        365,927,248

Textiles/Mill                                  Joan Fabrics:
Products--0.5%     NR++    NR++     3,280,263     Term B, due 6/30/2005                          3,275,686          3,292,564
                   NR++    NR++     1,705,263     Term C, due 6/30/2006                          1,702,853          1,711,658
                   NR++    NR++    10,500,000  Tartan Textiles, Term B, due 5/01/2005           10,473,878         10,500,000
                                                                                            --------------     --------------
                                                                                                15,452,417         15,504,222

Transportation     NR++    Ba3     14,590,541  Atlas I, Term, due 5/29/2004                     14,583,028         14,627,017
Services--1.1%     NR++    Ba3     14,590,540  Atlas II, Term, due 5/29/2004                    14,583,027         14,627,017
                   NR++    NR++     7,500,000  Naacquisition, Term B, due 3/30/2006              7,490,765          7,500,000
                                                                                            --------------     --------------
                                                                                                36,656,820         36,754,034

                                               Total Senior Secured Floating Rate
                                               Loan Interests--85.9%                         2,798,702,764      2,802,855,294

                                      Shares
                                       Held             Equity Investments

Cable TV Services--0.0%                   707  Classic Cable, Inc. (Warrants)(a)                         0                  0

Drilling--0.0%                         12,250  Rigco North America (Warrants)(a)                         0                  0

General Merchandise                   184,080  Sneaker Stadium (Warrants)(a)                             0                  0
Stores--0.0%
                                               Total Equity Investments--0.0%                            0                  0

                                               Total Long-Term Investments--85.9%            2,798,702,764      2,802,855,294


Merrill Lynch Senior Floating Rate Fund, Inc.

May 31, 1998


SCHEDULE OF INVESTMENTS (concluded)
                                       Face
                                      Amount            Short-Term Securities                     Cost               Value
Commercial                        $18,000,000  Bell Atlantic Financial Service, Inc.,
Paper**--11.5%                                 5.52% due 6/26/1998                          $   17,931,000     $   17,931,000
                                   50,000,000  CIT Group Holdings, Inc., 5.51% due
                                               6/24/1998                                        49,823,986         49,823,986
                                   15,000,000  Caterpillar Inc., 5.53% due 6/08/1998            14,983,871         14,983,871
                                   20,000,000  Chase Manhattan Corp., 5.51% due
                                               7/06/1998                                        19,892,861         19,892,861
                                   20,000,000  Finova Capital Corp., 5.54% due
                                               6/09/1998                                        19,975,378         19,975,378
                                   94,368,000  General Motors Acceptance Corp., 5.69%
                                               due 6/01/1998                                    94,368,000         94,368,000
                                   20,000,000  Lehman Brothers Holdings Inc., 5.54% due
                                               6/12/1998                                        19,966,144         19,966,144
                                   20,000,000  Morgan (J.P.) & Company, Inc., 5.51% due
                                               6/22/1998                                        19,935,717         19,935,717
                                   24,000,000  Paccar Financial Corp., 5.49% due 6/05/1998      23,985,360         23,985,360
                                   45,000,000  Republic Industries, Inc., 5.53% due
                                               7/08/1998                                        44,744,237         44,744,237
                                               Riverwoods Funding Corp.:
                                   29,655,000     5.50% due 6/04/1998                           29,641,408         29,641,408
                                   19,000,000     5.50% due 6/17/1998                           18,953,556         18,953,556
                                                                                            --------------     --------------
                                                                                               374,201,518        374,201,518

US Government                      25,000,000  Federal Home Loan Mortgage Corporation,
Agency Obligations**--0.7%                     5.44% due 6/18/1998                              24,935,778         24,935,778

                                               Total Investments in
                                               Short-Term Securities--12.2%                    399,137,296        399,137,296


Total Investments--98.1%                                                                    $3,197,840,060      3,201,992,590
                                                                                            ==============
Other Assets Less Liabilities--1.9%                                                                                61,511,270
                                                                                                               --------------
Net Assets--Equivalent to $9.99 Per Share Based on 326,565,616 Shares Outstanding--100.0%                      $3,263,503,860
                                                                                                               ==============


(a)Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and numbers of shares are subject to adjustment under certain conditions until the expiration date and are non-income producing.
 ++Not Rated.
  *The interest rates on senior secured floating rate loan interests are subject to change periodically based on the change in the prime rate of a US Bank, LIBOR (London Interbank Offered Rate), or, in some cases, another base lending rate. The interest rates shown are those in effect at May 31, 1998.
 **Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.